Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 Country		Dec. 31, 2011 Country		Dec. 31, 2010
Segment Reporting Information [Line Items]
No of Customer Represented More than Ten Number of Customer Represented More than Ten Percents of Company's Consolidated Commission and Fees		0.00%		0.00%		0.00%
Number of Country Represented More than Ten Percent of Company's Consolidated Commission and Fees or Fixed Assets		2		2
Segment information (Textual) [Abstract]
Joint Venture Settlement		$ 11	[1]	$ 0	[1]	$ 0	[1]
Net (loss) gain on disposal of operations		1
Write Off Of Uncollectible Trade Receivable Balance		(28)		(22)
Fees and Commissions	12
The release of funds related to potential legal liabilities		7		12		7
Conducting business, commissions and fees and or fixed assets in excess of consolidated commissions and fees or fixed assets		10.00%
Overstatement of Additional Commisions and Fees
Segment Reporting Information [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 13

[1]	$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.